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                              JANUS ADVISER SERIES

                           Janus Adviser Growth Fund
                      Janus Adviser Aggressive Growth Fund
                    Janus Adviser Capital Appreciation Fund
                         Janus Adviser Core Equity Fund
                          Janus Adviser Balanced Fund
                      Janus Adviser Growth and Income Fund
                       Janus Adviser Strategic Value Fund
                        Janus Adviser International Fund
                          Janus Adviser Worldwide Fund
                     Janus Adviser International Value Fund
                   (formerly Janus Adviser Global Value Fund)
                       Janus Adviser Flexible Income Fund
                        Janus Adviser Money Market Fund

                Supplement dated April 11, 2003 to the currently
                  effective Prospectus dated December 31, 2002

The information regarding the average annual total returns for Class C Shares in the Risk/ Return Summary of the Prospectus for the Funds listed above is deleted and replaced in its entirety with the following:

The following information provides some indication of the risks of investing in the Funds by showing how each Fund's performance has varied over time. Class I Shares of the Funds (except Janus Adviser Strategic Value Fund and Janus Adviser International Value Fund) commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Funds") into the Funds of Janus Adviser Series. (Janus Adviser Strategic Value Fund and Janus Adviser International Value Fund do not have Predecessor Funds. Class I Shares of Janus Adviser Strategic Value Fund and Janus Adviser International Value Fund commenced operations on August 1, 2000 and May 1, 2001, respectively.) The returns for the reorganized Funds reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.)
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The Funds' Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations). The average total returns for Class C Shares are calculated assuming sales loads (including the contingent deferred sales charge). The returns shown are before taxes.

                                              Average annual total return for periods ended 12/31/02
                                              ------------------------------------------------------
                                                                      Since Inception of   Inception
                                                  1 year    5 years    Predecessor Fund      Date
                Growth Fund - Class C            (28.83%)   (1.89%)           6.01%         9/13/93
                Aggressive Growth Fund - Class
                  C                              (29.86%)   (3.27%)           5.97%         9/13/93
                Capital Appreciation
                  Fund - Class C                 (18.12%)     6.81%          10.43%         5/01/97
                Core Equity Fund - Class C       (20.21%)     5.19%          10.04%         5/01/97
                Balanced Fund - Class C           (9.17%)     7.06%          10.72%         9/13/93
                Growth and Income Fund - Class
                  C                              (21.67%)       N/A           3.90%         5/01/98
                Strategic Value Fund - Class C   (27.38%)       N/A        (19.02%)         8/01/00
                International Fund - Class C     (27.70%)     0.33%           7.91%         5/02/94
                Worldwide Fund - Class C         (28.58%)   (0.06%)           9.32%         9/13/93
                International Value
                  Fund - Class C                 (21.33%)       N/A        (11.71%)         5/01/01
                Flexible Income Fund - Class C      6.84%     5.50%           7.03%         9/13/93

The seven-day yield, including all applicable sales charges for Class C Shares of the Money Market Fund, calculated as of December 31, 2002, was 0.91%.

108-31-029 4/03